CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Net revenues
Integrated contract revenue (including revenue from related parties of $18,473, $4,659 and $22,544 for the years ended June 30, 2013, 2014 and 2015, respectively)	$ 481,006	$ 478,261	$ 328,551
Product sales (including revenue from related parties of $1,084, $1,629 and $2,014 for the years ended June 30, 2013, 2014 and 2015, respectively)	39,762	31,922	20,504
Revenue from services (including revenue from related parties of nil, $497 and $19 for the years ended June 30, 2013, 2014 and 2015, respectively)	10,611	11,149	0
Total net revenues	531,379	521,332	349,055
Costs of integrated contracts (including purchases from related parties of $527, $364 and $419 for the years ended June 30, 2013, 2014 and 2015 respectively)	300,332	330,039	218,586
Costs of products sold	12,547	11,580	6,800
Costs of services rendered	4,098	4,090	0
Gross profit	214,402	175,623	123,669
Operating expenses
Selling (including expenses from related parties of $949, $1,953 and $914 for the years ended June 30, 2013, 2014 and 2015 respectively)	26,263	28,258	26,794
General and administrative	50,786	39,716	29,648
Goodwill impairment charge	1,855	0	0
Research and development	35,779	36,486	32,507
VAT refunds and government subsidies	(30,388)	(27,244)	(22,982)
Total operating expenses	84,295	77,216	65,967
Income from operations	130,107	98,407	57,702
Other income (expenses), net (including other income from related parties of $66, $65 and $41 for the years ended June 30, 2012, 2013 and 2014, respectively)	2,601	(6,452)	80
Foreign exchange gain (loss)	(6,765)	794	800
Gain on disposal of an equity investee	80	0	0
Share of net income (losses) of equity investees	(2,910)	(2,692)	297
Interest income	3,686	3,253	3,075
Interest expenses	(1,821)	(1,998)	(2,170)
Dividend income from cost investees	249	0	834
Income before income taxes	125,227	91,312	60,618
Income tax expenses	26,040	19,861	8,097
Net income	99,187	71,451	52,521
Less: net income attributable to noncontrolling interests	2,660	1,831	527
Net income attributable to Hollysys Automation Technologies Ltd.	96,527	69,620	51,994
Other comprehensive income, net of tax of nil
Translation adjustments	(1,386)	2,146	4,193
Comprehensive income	97,801	73,597	56,714
Less: comprehensive income attributable to noncontrolling interests	2,701	1,837	563
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 95,100	$ 71,760	$ 56,151
Net income per share:
Basic (in dollars per share)	$ 1.65	$ 1.2	$ 0.93
Diluted (in dollars per share)	$ 1.61	$ 1.19	$ 0.92
Shares used in income per share computation:
Weighted average number of ordinary shares	58,612,596	57,926,333	56,167,592
Weighted average number of diluted ordinary shares	60,134,203	58,426,642	56,412,469